Deferred tax	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Deferred tax	Note 16. Deferred tax

	2021	2020
	A$’000	A$’000

Non-current Liabilities
Deferred tax liability associated with Licensing Agreement	2,928	3,413